Balance Sheets (Unaudited) (Parentheticals) - $ / shares	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Ordinary shares of no par value (in Dollars per share)
Ordinary shares, authorized	20,000,000,000	20,000,000,000	20,000,000,000
Ordinary shares, issued	3,349,431,584	1,857,169,984	989,290,784
Ordinary shares, outstanding	3,349,431,584	1,857,169,984	989,290,784